Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies

The consolidated statements of financial position and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31,		December 31,
	2021		2020
Balances
Due from The Coca-Cola Company (see Note 7) (1) (6)	Ps.	820	Ps.	509
Balance with BBVA Bancomer, S.A. de C.V. (2)		8,076		1,092
Balance with Grupo Scotiabank Inverlat, S.A. (2)		6,585		2,016
Due from Heineken Group (1) (5)		2,001		2,512
Other receivables (1)		190		746
Due to The Coca-Cola Company (4) (6)	Ps.	1,444	Ps.	3,513
Due to BBVA Bancomer, S.A. de C.V. (3)		1,847		1,062
Due to Heineken Group (4) (5)		3,144		3,273
Due to Grupo Financiero Scotiabank Inverlat, S.A. (4)		132		105
Other payables (4)		1,557		2,060
(1)	Presented within accounts receivable.
(2)	Presented within cash and cash equivalents.
(3)	Recorded within bank loans and notes payable.
(4)	Recorded within accounts payable.
(5)	Associates.
(6)	Non-controlling interest.

Summary of Transaction with Related Parties

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2021, 2020 and 2019, there was no expense resulting from uncollectible balances due from related parties.

Transactions	2021		2020		2019
Income:
Services to Heineken Group (1)	Ps.	2,530	Ps.	3,181	Ps.	3,380
Logistic services to Jugos del Valle (1)		514		532		553
Interest revenues from BBVA Bancomer, S.A. de C.V. (3)		2,146		1,825		1,456
Interest revenues from Grupo Financiero Scotiabank Inverlat, S.A. (3)		302		295		447
Other revenues from related parties		814		764		404
Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	37,213	Ps.	32,222	Ps.	34,063
Purchases of beer from Heineken Group (1) (5)		19,552		23,233		25,215
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		4,417		5,774		6,194
Advertisement expense paid to The Coca-Cola Company (2) (4)		1,482		865		1,756
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		4,102		4,055		4,477
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		2,213		2,123		2,728
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		72		232		144
Purchase of sugar from Beta San Miguel (3)		938		1,023		655
Purchase of canned products from IEQSA (1)		234		226		682
Purchases to AdeS Alimentos y Bebidas(1)		—		338		497
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)		1,320		1,253		1,867
Purchases of Material with Ecolab, Inc (3)		450		340		—
Advertising paid to Grupo Televisa, S.A.B. (3)		167		148		115
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		1		7		—
Donations to Fundación FEMSA, A.C. (3)		144		171		195
Donations to Difusión y Fomento Cultural, A.C. (3)		32		55		61
Donations to ITESM (3)		208		310		215
Purchases of resine to IMER (1)		416		308		281
Other expenses with related parties		206		311		38
(1)	Associates.
(2)	Non-controlling interest.
(3)	Members of the board of directors in FEMSA participate in the board of directors of this entity.
(4)	Net of the contributions from The Coca-Cola Company of Ps. 2,437, Ps. 1,482 and Ps. 2,274, for the years ended in 2021, 2020 and 2019, respectively.
(5)	Favorable resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between Coca-Cola FEMSA and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement under which Coca-Cola FEMSA distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect through March 19, 2022.

Commitments with Related Parties

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply

Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold an exclusive contract with another supplier of beer for the next 3 years. Commitment term, January 1st, 2010 to June 30, 2020.

Schedule of Key Management Remuneration

The aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2021		2020		2019
Short-term employee benefits paid	Ps.	1,934	Ps.	2,112	Ps.	2,163
Postemployment benefits		52		45		48
Termination benefits		36		373		411
Share-based payments		853		575		610